UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JANUARY 31, 2017

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 70.7%
Argentina - 0.5%
Republic of Argentina	3.014%	4/17/17	590,000		$586,459	(i)
Republic of Argentina, Bonds	18.200%	10/3/21	12,600,000	ARS	844,614

Total Argentina					1,431,073

Brazil - 21.8%
Federative Republic of Brazil, Notes	10.000%	1/1/21	55,485,000	BRL	17,356,429
Federative Republic of Brazil, Notes	10.000%	1/1/23	88,000,000	BRL	27,066,723
Federative Republic of Brazil, Notes	10.000%	1/1/27	71,145,000	BRL	21,457,902

Total Brazil					65,881,054

Colombia - 7.1%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	21,855,000		21,385,118	(a)

India - 7.1%
Republic of India, Senior Bonds	8.170%	12/1/44	1,300,000,000	INR	21,353,379

Indonesia - 18.3%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	65,100,000,000	IDR	5,072,949
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	50,000,000,000	IDR	3,940,165
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	410,400,000,000	IDR	33,299,184
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	5,334,649
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	7,612,817

Total Indonesia					55,259,764

Mexico - 9.4%
United Mexican States, Senior Bonds	8.500%	11/18/38	96,600,000	MXN	4,868,383	(a)
United Mexican States, Senior Bonds	7.750%	11/13/42	500,100,000	MXN	23,381,159	(a)

Total Mexico					28,249,542

South Africa - 6.5%
Republic of South Africa, Bonds	6.500%	2/28/41	369,330,000	ZAR	19,644,519

TOTAL SOVEREIGN BONDS (Cost - $253,522,973)					213,204,449

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%
Bank of America Merrill Lynch Large Loan Inc., 2016-FR15 A	5.536%	10/26/47	2,817,722		2,884,057	(b)(c)
FREMF Mortgage Trust, 2012-K706 C	4.029%	11/25/44	1,835,000		1,868,384	(b)(c)
FREMF Mortgage Trust, 2013-K29 C	3.481%	5/25/46	1,020,000		983,239	(b)(c)
FREMF Mortgage Trust, 2015-K720 B	3.389%	7/25/22	1,475,000		1,454,783	(b)(c)
FREMF Mortgage Trust, 2015-K721 C	3.565%	11/25/47	1,000,000		904,987	(b)(c)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.593%	2/10/46	18,001,057		1,290,229	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.044%	2/15/51	1,760,000		1,795,441	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	3,250,000		3,063,730	(b)
Magellan Mortgages PLC, 2004 A	0.031%	7/20/59	1,147,048	EUR	1,038,763	(c)(d)
Paragon Mortgages PLC, 2015X CB	0.784%	12/15/39	2,000,000	EUR	1,697,095	(c)(d)
RMAC Securities PLC, 2006-NS1X B1C	0.618%	6/12/44	273,949	EUR	252,580	(c)(d)
RMAC Securities PLC, 2006-NS2X M2C	0.112%	6/12/44	1,519,230	EUR	1,451,465	(c)(d)
RMAC Securities PLC, 2006-NS4X B1C	0.588%	6/12/44	1,481,466	EUR	1,307,550	(c)(d)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
RMAC Securities PLC, 2006-NS4X M1A	0.646%	6/12/44	2,314,790	GBP	$2,609,144	(c)(d)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.971%	2/25/24	3,000,000		3,073,486	(c)
Structured Agency Credit Risk Debt Notes, 2015-DN1 M3	4.906%	1/25/25	3,500,000		3,744,900	(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.093%	6/22/40	1,062,214	EUR	1,096,110	(c)(d)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.180%	4/15/45	34,545,373		2,786,147	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,970,225)					33,302,090

CORPORATE BONDS & NOTES - 57.3%
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.2%
Adient Global Holdings Ltd., Senior Notes	3.500%	8/15/24	385,000	EUR	415,878	(b)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	2/1/22	310,000		313,100	(b)

Total Auto Components					728,978

Automobiles - 0.6%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,850,000		1,905,500	(a)

Diversified Consumer Services - 0.3%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	870,000		851,512

Hotels, Restaurants & Leisure - 1.0%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	1,200,000		1,302,000	(b)
McDonald’s Corp., Senior Notes	3.625%	5/1/43	1,000,000		882,354
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	700,000		721,000	(b)

Total Hotels, Restaurants & Leisure					2,905,354

Media - 2.9%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000		1,044,420
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	1,130,000		1,138,475
DISH DBS Corp., Senior Notes	5.000%	3/15/23	1,665,000		1,642,106	(a)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	200,000		206,500	(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	400,000		404,000	(b)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	1,100,000		1,173,568	(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,174,500	GBP	1,545,856	(b)
Walt Disney Co., Senior Notes	4.125%	12/1/41	1,550,000		1,583,638

Total Media					8,738,563

Textiles, Apparel & Luxury Goods - 0.7%
NIKE Inc., Senior Notes	3.625%	5/1/43	2,237,000		2,105,681	(a)

TOTAL CONSUMER DISCRETIONARY					17,235,588

CONSUMER STAPLES - 2.9%
Beverages - 0.5%
PepsiCo Inc., Senior Notes	3.450%	10/6/46	1,555,000		1,408,693

Food Products - 1.8%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	540,000	GBP	692,481	(b)
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	455,000	GBP	562,510	(d)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,385,000		1,459,444	(b)
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,000,000		938,625
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	740,000		781,625	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	815,000		844,544	(d)

Total Food Products					5,279,229

Tobacco - 0.6%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	450,000		463,500	(b)
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	1,415,000		1,476,199	(a)

Total Tobacco					1,939,699

TOTAL CONSUMER STAPLES					8,627,621

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 6.6%
Energy Equipment & Services - 1.2%
Halliburton Co., Senior Notes	5.000%	11/15/45	1,000,000	$1,074,897
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	1,584,000	1,461,240
Transocean Inc., Senior Notes	8.125%	12/15/21	930,000	967,200

Total Energy Equipment & Services				3,503,337

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	6,117,000	7,388,308	(a)
California Resources Corp., Secured Notes	8.000%	12/15/22	1,105,000	986,213	(b)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,345,000	1,440,831	(a)(b)
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	2,000,000	1,942,222	(a)(b)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	600,000	645,000
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	500,000	522,000
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	430,000	433,892
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	2,620,000	2,957,718	(a)

Total Oil, Gas & Consumable Fuels				16,316,184

TOTAL ENERGY				19,819,521

FINANCIALS - 17.6%
Banks - 11.0%
Banco do Brasil SA, Junior Subordinated Notes	9.000%	6/18/24	960,000	974,400	(c)(d)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	14,303,101	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	642,675
Citigroup Inc., Senior Notes	8.125%	7/15/39	5,330,000	7,951,816	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	9,233,496	(a)

Total Banks				33,105,488

Capital Markets - 6.6%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	5,107,745	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	14,836,344	(a)

Total Capital Markets				19,944,089

TOTAL FINANCIALS				53,049,577

HEALTH CARE - 4.0%
Health Care Providers & Services - 2.5%
DaVita Inc., Senior Notes	5.750%	8/15/22	1,500,000	1,563,750	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	1,760,000	1,722,160
HCA Inc., Senior Secured Notes	5.000%	3/15/24	845,000	881,969
HealthSouth Corp., Senior Notes	5.750%	11/1/24	1,060,000	1,082,525
Tenet Healthcare Corp., Senior Secured Notes	4.750%	6/1/20	845,000	861,900
Universal Health Services Inc., Senior Secured Notes	4.750%	8/1/22	1,300,000	1,314,625	(b)

Total Health Care Providers & Services				7,426,929

Pharmaceuticals - 1.5%
Capsugel SA, Senior Notes	7.000%	5/15/19	583,000	586,279	(b)(f)
Johnson & Johnson, Senior Notes	3.700%	3/1/46	1,000,000	976,888
Roche Holdings Inc., Senior Notes	4.000%	11/28/44	700,000	706,393	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	915,000	906,994	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	875,000	771,094	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	940,000	707,350	(b)

Total Pharmaceuticals				4,654,998

TOTAL HEALTH CARE				12,081,927

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 5.0%
Aerospace & Defense - 3.4%
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	9,000,000		$9,107,802	(a)
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	1,236,000		1,265,121	(a)

Total Aerospace & Defense					10,372,923

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.125%	9/19/46	1,000,000		884,692

Road & Rail - 0.7%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000		910,242
Norfolk Southern Corp., Senior Notes	4.450%	6/15/45	1,000,000		1,049,592

Total Road & Rail					1,959,834

Trading Companies & Distributors - 0.6%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	1,700,000		1,785,000	(a)

TOTAL INDUSTRIALS					15,002,449

INFORMATION TECHNOLOGY - 6.2%
Electronic Equipment, Instruments & Components - 0.1%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000		491,737

Internet Software & Services - 0.6%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	1,710,000		1,778,400	(a)(b)

Software - 3.1%
Microsoft Corp., Senior Notes	4.200%	11/3/35	9,000,000		9,309,150	(a)

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc., Senior Notes	4.500%	2/23/36	2,820,000		3,058,420	(a)
Apple Inc., Senior Notes	4.650%	2/23/46	2,970,000		3,133,415	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000		1,103,221	(b)

Total Technology Hardware, Storage & Peripherals					7,295,056

TOTAL INFORMATION TECHNOLOGY					18,874,343

MATERIALS - 3.1%
Chemicals - 1.4%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	3,030,000		2,840,625	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000		1,450,725	(a)(b)

Total Chemicals					4,291,350

Containers & Packaging - 1.0%
ARD Finance SA, Senior Secured Notes	6.625%	9/15/23	855,000	EUR	935,709	(d)(f)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		808,000	(b)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000		1,197,438	(b)

Total Containers & Packaging					2,941,147

Metals & Mining - 0.5%
Allegheny Technologies Inc., Senior Notes	5.950%	1/15/21	1,515,000		1,499,850

Paper & Forest Products - 0.2%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	500,000		511,250	(b)

TOTAL MATERIALS					9,243,597

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000		1,329,932
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000		958,500
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	870,000		841,725	(b)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	810,000		823,163
SBA Communications Corp., Senior Notes	4.875%	9/1/24	1,320,000		1,291,752	(b)

TOTAL REAL ESTATE					5,245,072

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		$2,379,637	(b)
Frontier Communications Corp., Senior Notes	8.875%	9/15/20	835,000		892,406
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		207,000	(b)
Unitymedia GmbH, Senior Notes	3.750%	1/15/27	350,000	EUR	360,351	(b)

Total Diversified Telecommunication Services					3,839,394

Wireless Telecommunication Services - 1.5%
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000		2,148,000	(a)
Sprint Corp., Senior Notes	7.125%	6/15/24	895,000		937,513
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	1,335,000		1,441,933

Total Wireless Telecommunication Services					4,527,446

TOTAL TELECOMMUNICATION SERVICES					8,366,840

UTILITIES - 1.7%
Electric Utilities - 0.5%
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,225,000	EUR	1,414,558	(b)

Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		651,562

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy Inc., Senior Notes	7.375%	11/1/22	880,000		873,400
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		922,687	(b)

Total Independent Power and Renewable Electricity Producers					1,796,087

Water Utilities - 0.4%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	950,000	GBP	1,268,167	(d)

TOTAL UTILITIES					5,130,374

TOTAL CORPORATE BONDS & NOTES (Cost - $162,596,929)					172,676,909

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.7%
U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bonds (Cost - $5,615,862)	3.000%	11/15/45	5,255,000		5,191,877

MUNICIPAL BONDS - 0.9%
Georgia - 0.9%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,230,000		1,524,204	(a)
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	915,000		1,120,472	(a)

TOTAL MUNICIPAL BONDS (Cost - $2,420,650)					2,644,676

SENIOR LOANS - 0.9%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	835,000		915,108	(g)(h)

HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	1,777,272		1,781,873	(g)(h)

TOTAL SENIOR LOANS (Cost - $2,619,349)					2,696,981

			SHARES
COMMON STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.7%
StoneMor Partners LP(Cost - $4,904,417)			196,000		2,108,960	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $465,650,405)					431,825,942

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,764,463)	0.461%	6,764,463	$6,764,463

TOTAL INVESTMENTS - 145.5% (Cost - $472,414,868#)			438,590,405
Mandatory Redeemable Preferred Stock, at Liquidation Value - (16.6)%			(50,000,000)
Liabilities in Excess of Other Assets - (28.9)%			(87,215,198)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$301,375,207

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
MXN	— Mexican Peso
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$213,204,449	—	$213,204,449
Collateralized Mortgage Obligations	—	33,302,090	—	33,302,090
Corporate Bonds & Notes	—	172,676,909	—	172,676,909
U.S. Government & Agency Obligations	—	5,191,877	—	5,191,877
Municipal Bonds	—	2,644,676	—	2,644,676
Senior Loans	—	2,696,981	—	2,696,981
Common Stocks	$2,108,960	—	—	2,108,960

Total Long-Term Investments	2,108,960	429,716,982	—	431,825,942

Short-Term Investments†	6,764,463	—	—	6,764,463

Total Investments	$8,873,423	$429,716,982	—	$438,590,405

Other Financial Instruments:
Forward Foreign Currency Contracts	—	3,724,903	—	3,724,903
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	5,372	—	5,372

Total Other Financial Instruments	—	3,730,275	—	3,730,275

Total	$8,873,423	$433,447,257	—	$442,320,680

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$560,211	—	—	$560,211
Forward Foreign Currency Contracts	—	$1,132,329	—	1,132,329
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	11,493	—	11,493

Total	$560,211	$1,143,822	—	$1,704,033

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,433,239
Gross unrealized depreciation	(48,257,702)

Net unrealized depreciation	$(33,824,463)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	416	3/17	$63,311,211	$62,751,000	$(560,211)

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	52,500,000	USD	15,761,979	HSBC Bank USA, N.A.	2/7/17	$875,299
BRL	26,600,000	USD	7,986,069	HSBC Bank USA, N.A.	2/7/17	443,485
USD	1,132,519	BRL	3,850,000	HSBC Bank USA, N.A.	2/7/17	(87,548)
USD	1,260,243	BRL	4,260,000	HSBC Bank USA, N.A.	2/7/17	(89,753)
USD	872,473	BRL	2,935,000	HSBC Bank USA, N.A.	2/7/17	(57,630)
USD	425,209	BRL	1,400,000	HSBC Bank USA, N.A.	2/7/17	(18,452)
USD	894,583	BRL	2,915,000	HSBC Bank USA, N.A.	2/7/17	(29,182)
USD	854,240	BRL	2,775,000	HSBC Bank USA, N.A.	2/7/17	(25,159)
USD	1,862,942	BRL	6,035,000	HSBC Bank USA, N.A.	2/7/17	(49,553)
USD	761,159	BRL	2,430,000	HSBC Bank USA, N.A.	2/7/17	(8,909)
EUR	640,000	USD	709,504	Citibank N.A.	2/10/17	(18,438)
EUR	2,540,000	USD	2,684,090	Citibank N.A.	2/10/17	58,578
USD	15,309,766	EUR	13,810,000	Citibank N.A.	2/10/17	397,857
USD	986,654	EUR	890,000	Citibank N.A.	2/10/17	25,640
USD	1,718,330	EUR	1,550,000	Citibank N.A.	2/10/17	44,654
USD	6,507,482	EUR	5,870,000	Citibank N.A.	2/10/17	169,111
USD	1,398,539	EUR	1,320,000	Citibank N.A.	2/10/17	(26,785)
EUR	12,320,000	USD	13,236,889	Goldman Sachs Group Inc.	2/10/17	66,132
USD	2,616,613	EUR	2,460,000	Goldman Sachs Group Inc.	2/10/17	(39,672)
USD	1,666,419	EUR	1,560,000	Goldman Sachs Group Inc.	2/10/17	(18,055)
EUR	1,270,000	USD	1,348,980	JPMorgan Chase & Co.	2/10/17	22,354
EUR	1,505,000	USD	1,612,757	JPMorgan Chase & Co.	2/10/17	12,328
EUR	575,000	USD	636,166	Morgan Stanley & Co. Inc.	2/10/17	(15,286)
EUR	1,670,000	USD	1,781,954	Morgan Stanley & Co. Inc.	2/10/17	21,296
EUR	820,000	USD	876,360	Morgan Stanley & Co. Inc.	2/10/17	9,068
EUR	1,640,000	USD	1,754,640	Morgan Stanley & Co. Inc.	2/10/17	16,216
USD	933,779	EUR	880,000	Morgan Stanley & Co. Inc.	2/10/17	(16,437)
EUR	700,000	USD	748,467	UBS AG	2/10/17	7,386
EUR	1,765,000	USD	1,854,223	UBS AG	2/10/17	51,608
NOK	215,500,000	USD	25,943,226	HSBC Bank USA, N.A.	2/14/17	186,521
SEK	198,500,000	USD	21,598,390	HSBC Bank USA, N.A.	3/6/17	1,127,654
USD	2,577,770	GBP	2,065,000	Barclays Bank PLC	3/9/17	(21,813)
GBP	41,950,000	USD	53,320,967	Citibank N.A.	3/9/17	(511,028)
USD	4,677,501	GBP	3,680,000	Citibank N.A.	3/9/17	44,830
GBP	1,330,000	USD	1,689,909	JPMorgan Chase & Co.	3/9/17	(15,601)
GBP	535,000	USD	659,797	Morgan Stanley & Co. Inc.	3/9/17	13,704
INR	1,010,000,000	USD	14,742,266	Barclays Bank PLC	3/15/17	63,795
USD	14,723,032	INR	1,010,000,000	Barclays Bank PLC	3/15/17	(83,028)
MXN	53,000,000	USD	2,448,998	HSBC Bank USA, N.A.	4/12/17	67,387

Total						$2,592,574

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
InterContinental Exchange (Markit CDX.NA.HY.27 Index)	4,170,000		12/20/21	5.000% quarterly	$262,898	$274,391	$(11,493)
InterContinental Exchange (Markit ITRX.EUR.SNR.FIN Index)	4,140,000	EUR	12/20/21	1.000% quarterly	20,200	14,828	5,372

Total					$283,098	$289,219	$(6,121)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017